[DREIER STEIN & KAHAN LLP LETTERHEAD]
March 2, 2007
VIA EDGAR
U.S. Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 6010
100 “F” Street, NE
Washington, D.C. 20549
Attn: Jeffrey Riedler, Assistant Director

Re:	Hythiam, Inc.
Form S-3 Registration Statement
Filed January 19, 2007
File No. 333-140114
Dear Mr. Riedler:
     We are counsel for Hythiam, Inc. (the “Company”) in connection with the above-referenced registration statement on Form S-3 filed by the Company on behalf of the Selling Stockholders named therein, and are responding to your letter of February 14, 2007. The numbered paragraphs below correspond to the numbered paragraphs in your letter.
     Comment
1.	Please refer to the Selling Stockholder table on page 12 of the registration statement. Please tell us whether any of the selling shareholders are broker-dealers or affiliates of broker-dealers.
     RESPONSE:
UBS O’Connor, LLC fbo O’Connor PIPES Corporate Master Limited is an affiliate of a broker-dealer. All of the other Selling Stockholders have advised the Company that they are not broker-dealers or affiliates of broker-dealers.

U.S. Securities and Exchange Commission
March 2, 2007

     Comment
2.	You must amend the registration statement to state, for each seller that is an affiliate of a broker-dealer, that the seller purchased the securities in the ordinary course of business and that at the time of the purchase of the securities to be resold, the seller had no agreements or understandings, directly or indirectly, with any person to distribute the securities. If you are unable to make that statement, you must amend the registration statement, before effectiveness, to be on a form that the company is eligible to use to make a primary offering and the prospectus must state that the seller is an underwriter.
     RESPONSE:
We have amended the registration statement in response to your comment. Please see new footnote 3 on page 14 of the registration statement.
     Comment
3.	Any seller who is a broker-dealer must be identified as an underwriter in the prospectus, and the registration statement must be on a form that the company is eligible to use to make a primary offering. The only exception to this is if the securities being resold were received as compensation for underwriting activities.
     RESPONSE:
We have amended the registration statement in response to your comment, as noted above. The Company is eligible to use Form S-3 to make a primary offering; the aggregate market value of the voting common equity held by non-affiliates of the Company is substantially greater than $75 million.

U.S. Securities and Exchange Commission
March 2, 2007

     We hope the above is responsive to your concerns. Please feel free to contact me by telephone at 424.202.6050, by facsimile at 424.202.6250, or by email at jkirkland@dskllp.com if you have any questions or need any further information.

Sincerely,
/s/ JOHN C. KIRKLAND

John C. Kirkland

cc: Mr. Chuck Timpe